                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549


                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


1.  Name and address of issuer:

         Westcore Trust
         370 17th Street
         Suite 2700
         Denver, CO  80202

2.  Name of each series or class of funds for which this notice is filed:

         Class B-1 Shares         MIDCO Growth - Institutional
         Class G-1 Shares         Long Term Bond
         Class H-1 Shares         Intermediate-Term Bond - Institutional
         Class I-1 Shares         Blue Chip
         Class J-1                Growth and Income - Institutional
         Class S Shares           Colorado Tax-Exempt Fund
         Class X-1 Shares         Small Cap Opportunity - Institutional


3.  Investment Company Act File Number 811-3373

        Securities Act File Number:  2-75677

4.  Last day of fiscal year for which this notice is filed:

        May 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                     / /


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

        N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

              No. Of Shares            Aggregate Dollar Amount
              -------------            -----------------------

              0                        $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

              No. Of Shares            Aggregate Dollar Amount
              -------------            -----------------------

              1,169,897,634            $1,244,110,228

9.  Number and aggregate sale price of securities sold during the fiscal year:

              No. Of Shares            Aggregate Dollar Amount
              -------------            -----------------------

              14,826,530               $269,792,402


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

              No. Of Shares            Aggregate Dollar Amount
              -------------            -----------------------

              0                        $0

11. Number and aggregate sale price of securities sold during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

              No. Of Shares            Aggregate Dollar Amount
              -------------            -----------------------

              5,207,092                $94,329,492

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                              $0
                                                                              --

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                      94,329,492
                                                                      ----------

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                     402,189,098
                                                                     -----------

    (iv) Aggregate price of shares redeemed or repurchased and applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                               0
                                                                               -

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                                               0
                                                                               -

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                                    x     1/3300
                                                                    ------------

    (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                              $0
                                                                              --

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17) CFR 202.3a.

                                                      / /

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

    N/A

                                      SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                       WESTCORE TRUST

                                       /s/ Jasper R. Frontz
                                       --------------------
                                       Name:  Jasper R. Frontz
                                       Title:  Treasurer

Date:  July 29, 1997

                                       July 29, 1997



Westcore Trust
370 Seventeenth Street
Suite 2700
Denver, CO 80202


    Re:  Form 24F-2 for Westcore Trust;
         Registration No. 2-75677
         ------------------------------

Ladies and Gentlemen:

    We have acted as counsel for Westcore Trust, a Massachusetts business trust (the "Trust"), in connection with the registration under the Securities Act of 1933 of units of beneficial interest (the "Shares") in its MIDCO Growth Fund, Blue Chip Fund, Growth and Income Fund, Small-Cap Opportunity Fund, Long-Term Bond Fund, Intermediate-Term Bond Fund and Colorado Tax-Exempt Fund, made definite in number by the Form 24F-2 which this opinion accompanies. The Trust is authorized to issue an unlimited number of units of beneficial interest of each of its portfolios.

    During the fiscal year ended May 31, 1997, all of the Shares were classified among the portfolios identified above.

    We have reviewed the Trust's Amended and Restated Declaration of Trust, its code of regulations, resolutions adopted by its Board of Trustees and holders of its Shares, and such other legal and factual matters as we have deemed appropriate, and we have relied on the accuracy of the information in the Form 24F-2 which this opinion accompanies. Insofar as our opinion below relates to matters pertaining to Massachusetts law, we have relied upon the opinion of Ropes & Gray, special Massachusetts counsel to the Trust.

    This opinion is based exclusively on the law of the Commonwealth of Massachusetts and the federal law of the United States of America.

    Based on the foregoing, we are of the opinion that the

Shares were, when issued against payment therefor as described in the Trust's prospectus, legally issued, fully paid and non-assessable by the Trust.

    We note that under certain circumstances, the shareholders of a Massachusetts business trust may be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that such trust's assets are insufficient for that purpose.

    We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Form 24F-2.

                                  Very truly yours,


                                  /s/ DRINKER BIDDLE & REATH
                                  --------------------------------------------
                                      DRINKER BIDDLE & REATH